Shares to be Issued - Additional Information (Detail) (Shanghai Kangshi, USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2010
Shanghai Kangshi
Equity [Line Items]
Shares issued or issuable in connection with acquisitions		970,215
Shares issued in connection with acquisition	873,194
RSU remaining shares issuable period	2 years
Shares issued or issuable in connection with acquisitions, value per share		$ 1.30